Interest and Other Financing Expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowing costs [abstract]
Long-term debt	$ 681,000,000	$ 785,000,000	$ 895,000,000
Lease liabilities	62,000,000	67,000,000	70,000,000
Less: amounts capitalized on qualifying assets	0	(24,000,000)	(53,000,000)
Total interest and other financing expense	743,000,000	828,000,000	912,000,000
Total interest income and other	(32,000,000)	(72,000,000)	(76,000,000)
Net interest and other financing expense	$ 711,000,000	$ 756,000,000	$ 836,000,000